CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,240	$ 2,316	$ 3,587
Prepaid expenses	128	197	163
Total current assets	1,368	2,513	3,750
Office equipment, net of accumulated depreciation of $26 and $23	13	12	14
Intangible assets, net of accumulated amortization of $124 and $111	88	101	118
Other assets	3	3	3
Total assets	1,472	2,629	3,885
Current liabilities:
Accounts payable	1,004	989	1,270
Accrued expenses	2,202	1,438	1,250
Convertible notes - stockholder	105	105	105
Total current liabilities	3,311	2,532	2,625
Total liabilities	$ 3,311	$ 2,532	$ 2,625
Commitments and contingencies
Stockholders’ (deficit) equity:
Preferred stock, par value $0.0001 per share; 30,000,000 shares authorized, none issued and outstanding	$ 0	$ 0	$ 0
Common stock, par value $0.0001 per share; 150,000,000 shares authorized, 37,237,356 and 33,181,197 shares issued and outstanding, respectively	4	3	3
Additional paid-in capital	42,285	39,473	33,642
Accumulated deficit	(44,128)	(39,379)	(32,385)
Total stockholders’ (deficit) equity	(1,839)	97	1,260
Total liabilities and stockholders’ (deficit) equity	$ 1,472	$ 2,629	$ 3,885